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
                                        Supplement dated Dec. 1, 2008*
                                                                   ------------------------------------------
                                                                                  PRODUCT FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SINGLE PREMIUM VARIABLE LIFE INSURANCE              S-6199 K (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE(R)           S-6418 K (5/08)       S-6419 L (5/08)
  VARIABLE UNIVERSAL
  LIFE IV -- ESTATE SERIES
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE SECOND-TO-DIE LIFE INSURANCE               S-6196 W(5/08)        S-6185 R (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE INSURANCE                   S-6194 AJ 5/08)       S-6171 AK (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE INSURANCE III               S-6189 M (5/08)       S-6211 K (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE           S-6202 L (5/08)       S-6203 K (5/08)
-------------------------------------------------------------------------------------------------------------


This information in this supplement updates and amends certain information contained in your current variable life insurance product prospectus. Please read it carefully and keep it with your variable life insurance product prospectus.

Effective Dec.1, 2008, Kenwood Capital Management LLC, sub-adviser, will not manage assets of the RVST RiverSource Variable Portfolio -- Small Cap Advantage Fund. The following paragraph replaces its corresponding paragraph in the table under "The Funds" section in the prospectus:




--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
RVST RiverSource      Long-term capital growth. Under normal              RiverSource Investments, LLC
Variable              circumstances, the Fund invests at least 80% of
Portfolio -- Small    its net assets are invested in equity securities
Cap Advantage Fund    of companies with market capitalization of up to
                      $2 billion or that fall within the range of the
                      Russell 2000(R) Index at the time of investment.
                      The Fund may invest up to 25% of its net assets
                      in foreign investments.


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



THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
S-6418-25 A (12/08)

* Destroy date: May 1, 2009